Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 5,322,063	$ 3,257,288
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	395,265	(481,764)
Percent of Total	7.43%	(14.79%)
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	106,934	(186,988)
Percent of Total	2.01%	(5.74%)
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	331,913	23,507
Percent of Total	6.24%	0.72%
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(7,770)	68,801
Percent of Total	(0.15%)	2.11%
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	1,418,971	1,874,079
Percent of Total	26.66%	57.54%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	241,577	200,275
Percent of Total	4.54%	6.15%
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	38,431	(617,967)
Percent of Total	0.72%	(18.97%)
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	836,696	621,328
Percent of Total	15.72%	19.08%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	189,965	58,995
Percent of Total	3.57%	1.81%
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	118,255	(171,493)
Percent of Total	2.22%	(5.26%)
Mexican Peso [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		4,075
Percent of Total		0.13%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(26,065)	(11,676)
Percent of Total	(0.49%)	(0.36%)
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	107,076	226,541
Percent of Total	2.01%	6.95%
Romanian Leu [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		126,292
Percent of Total		3.88%
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	60,757	12,410
Percent of Total	1.14%	0.38%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	273,202	(99,853)
Percent of Total	5.13%	(3.07%)
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(61,438)	(51,726)
Percent of Total	(1.15%)	(1.59%)
Taiwan Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		31,655
Percent of Total		0.97%
Thai Baht [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		31,018
Percent of Total		0.95%
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	443,341	(174,801)
Percent of Total	8.33%	(5.37%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 854,953	$ 1,774,580
Percent of Total	16.07%	54.48%